REVENUE - Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Contract Assets	$ 247	$ 252
Contract Liability beginning balance	616	557
Net revenue deferred in the period	469	488
Revenue recognized that was included in the contract liability balance at the beginning of the period	(448)	(409)
Change in deferrals from customer cash advances, net of revenue recognized	(9)	(28)
Currency translation and other adjustments	3	8
Contract liabilities acquired in business combination	70
Contract Liability ending balance	701	$ 616
Revenue, Remaining Performance Obligation, Amount	$ 409
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-10-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months